GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2015
GENERAL AND ADMINISTRATIVE EXPENSES[Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 13  -     GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	For the year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Salaries and related expenses	1,830	952	682
Share-based compensation	2,934	208	16
Professional services	609	114	96
Office rent and maintenance	108	105	104
Depreciation	7	7	7
Others	1,138	317	185
Total general and administrative	6,626	1,703	1,090